Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Disclosure of information about other related party transactions

	2019 $	2018 $	2017 $

Amounts settled in cash or shares for goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	123,958	173,020	35,792

	2019 $	2018 $	2017 $
Amounts settled in cash or shares during the period
Rental of an office suite from Wattle Laboratories Pty Ltd	53,958	33,020	35,792
Services rendered by Grandlodge Capital Pty Ltd	70,000	140,000	-
	123,958	173,020	35,792

Disclosure of outstanding balances transactions between related parties
	2019 $	2018 $	2017 $
Current payables (purchases of goods and services)
Entities controlled by key management personnel	-	35,000	105,000

Disclosure of information about loans to from related parties transactions

	2019$	2018$	2017$
Loans from key management personnel
Beginning of the year	-	-	772,397
Loans advanced	-	500,000	500,000
Loans repayments made	-	(500,000)	(1,250,000)
Fees and interest charged	-	20,342	56,610
Fees and interest paid	-	(20,342)	(79,007)
End of year	-	-	-